Fee and commission income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collection and payment services:
Service charges on deposit accounts	$ 2,593	$ 2,588	$ 1,438
Credit and debit cards	8,379	7,667	8,757
Checks and others	172	181	243
Total collection and payment services	11,144	10,436	10,438
Marketing of non-banking financial products:
Investment funds management	1,747	1,611	1,568
Capital markets and securities activities	523	514	558
Collection and payment services	2,206	2,074	2,923
Insurance	5,508	5,300	5,038
Financial advisory services	1,307	1,179	1,207
Total marketing of nonbanking financial products	11,291	10,678	11,294
Securities services:
Administration and custody	459	461	347
Total securities services	459	461	347
Other:
Foreign currency transactions	1,510	1,380	1,287
Other fees and commissions	951	801	952
Total other	2,461	2,181	2,239
Total fee and commission income	$ 25,355	$ 23,756	$ 24,318